Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 08, 2014
Business Acquisition [Line Items]
Amortization expense of intangibles	$ 295,000	$ 223,000	$ 182,000
Path Logic [Member]
Business Acquisition [Line Items]
Business acquisition purchase price				5,908,000
Amortization expense of intangibles	71,000
Acquired intangible assets				1,930,000
Intangible asset amortization period				13 years
Goodwill expected tax deductible amount	3,700,000
Amortization Period	15 years
Transaction costs related to acquisition	361,000
Path Logic [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Diligence and transaction expenses related to acquisition	$ 361,000